Risk Management - Disclosure of management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 4,514	£ 4,352
Impairment Allowance Including Loan Commitments And Financial Guarantee Contracts, Percentage	(0.40%)	(0.50%)
Impairment allowance pre management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 4,532	£ 4,374
Management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(18)	(22)
Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	16	97
Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(34)	(119)
Loans and advances at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 4,490	£ 4,311
Impairment Allowance Including Loan Commitments And Financial Guarantee Contracts, Percentage	(0.40%)	(0.50%)
Loans and advances at amortised cost | Impairment allowance pre management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 4,508	£ 4,333
Loans and advances at amortised cost | ECL collectively assessed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	4,000	3,600
Loans and advances at amortised cost | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	300	300
Loans and advances at amortised cost | ECL from non-modelled exposures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	200	400
Loans and advances at amortised cost | Management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(18)	(22)
Loans and advances at amortised cost | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	16	97
Loans and advances at amortised cost | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	4	97
Loans and advances at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	12	0
Loans and advances at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Loans and advances at amortised cost | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(34)	(119)
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 360	£ 393
Impairment Allowance Including Loan Commitments And Financial Guarantee Contracts, Percentage	(0.80%)	0.00%
Retail mortgages | Impairment allowance pre management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 363	£ 393
Retail mortgages | Management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(3)	0
Retail mortgages | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(3)	0
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 2,861	£ 2,363
Impairment Allowance Including Loan Commitments And Financial Guarantee Contracts, Percentage	0.30%	2.30%
Retail credit cards | Impairment allowance pre management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 2,852	£ 2,309
Retail credit cards | Management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	9	54
Retail credit cards | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	9	54
Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 52	£ 238
Impairment Allowance Including Loan Commitments And Financial Guarantee Contracts, Percentage	(19.20%)	8.80%
Retail other | Impairment allowance pre management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 62	£ 217
Retail other | Management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(10)	21
Retail other | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	2
Retail other | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	2
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Retail other | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(10)	19
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 1,217	£ 1,317
Impairment Allowance Including Loan Commitments And Financial Guarantee Contracts, Percentage	(1.20%)	(7.40%)
Corporate loans | Impairment allowance pre management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 1,231	£ 1,414
Corporate loans | Management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(14)	(97)
Corporate loans | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	16	95
Corporate loans | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	4	97
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	12	(2)
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Corporate loans | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	(30)	(192)
Debt securities at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 24	£ 41
Impairment Allowance Including Loan Commitments And Financial Guarantee Contracts, Percentage	0.00%	0.00%
Debt securities at amortised cost | Impairment allowance pre management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 24	£ 41
Debt securities at amortised cost | Management adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities at amortised cost | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities at amortised cost | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets	£ 0	£ 0